CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Cash Flows [Abstract]
Accretion of interest on bond	$ 0	$ 1,700	$ 15,900
Interest paid, net of capitalized interest	24,300	92,600	48,200
Interest paid, capitalized, investing activities	27,100	18,000	12,300
Cash and cash equivalents	679,225	878,838	231,849
Restricted cash and short-term deposits	18,115	21,693	34,025
Restricted cash (non-current portion)	74,130	112,350	72,048
Cash, cash equivalents, restricted cash and restricted cash equivalents	$ 771,470	$ 1,012,881	$ 337,922